Average Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2025
Fidelity Stock Selector Mid Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.49%
Past 5 years	9.60%
Past 10 years	9.18%
Fidelity Stock Selector Mid Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.58%
Past 5 years	8.07%
Past 10 years	7.63%
Fidelity Stock Selector Mid Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.86%
Past 5 years	7.27%
Past 10 years	7.03%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
SP004
Average Annual Return:
Past 1 year	13.93%
Past 5 years	10.34%
Past 10 years	9.68%